COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
9.	Commitments

In February 2017, we amended our office lease agreement and the term was extended through July 2020. During the extended term our rental payments will average approximately $4,000 per month.

10.	COMMITMENTS

Lease
. In February 2017, we amended our office lease agreement and the term was extended through July 2020. During the extended term our rental payments will average approximately $4,000 per month.

The future minimum rent payments as of December 31, are as follows:

2018	$46,700

2019	48,101

2020	28,850

Total	$123,651

Employment Continuity Agreements
. We have entered into employment contracts with our executive officers which provide for severance if the executive is dismissed without cause or under certain circumstances after a change of control in our ownership. At December 31, 2017, these obligations, if triggered, could amount to a maximum of approximately $120,000 for termination without cause or $240,000 with a change of control in the aggregate.